TAXES (Details Narrative) - Murphy Canyon Acquisition Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Effective income tax rate			21.00%	21.00%
Change in valuation allowance, rate	162.00%	964.00%	27.36%
Option exercised date		Feb. 07, 2022	Feb. 07, 2022
Cash underwriting discount		$ 0.20	$ 0.20
Underwriting discount		$ 2,645,000	$ 2,645,000
Deferred fee per share	$ 0.35	$ 0.35	$ 0.35
Deferred fee	$ 4,628,750	$ 4,628,750	$ 4,628,750
Underwriter expenses		150,000	$ 150,000
Over-Allotment Option [Member]
Restructuring Cost and Reserve [Line Items]
Sale of private placement units, net of offering costs			1,725,000
Underwriter [Member]
Restructuring Cost and Reserve [Line Items]
Advance payment for underwriter expenses		$ 50,000	$ 50,000